CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 40,103	$ 38,847	$ 81,717	$ 78,248
Cost of goods sold	21,511	19,624	44,422	40,074
Gross profit	18,592	19,223	37,295	38,174
Operating expenses:
Selling	2,098	2,045	4,482	4,064
General and administrative	4,304	4,309	8,490	8,537
Research and development	1,224	1,603	2,319	2,941
Operating expenses	7,626	7,957	15,542
Operating income	10,966	11,266	22,004	22,632
Other investment income (losses)	354	(408)	681	(1,197)
Interest and dividend income	388	411	854	742
Nonoperating income expense	742	3	1,535
Income before provision for income taxes	11,708	11,269	23,539	22,177
Provision for income taxes		2,044	4,437	4,892
Net income	$ 9,664	$ 8,797	$ 19,102	$ 17,285
Net income per basic share	$ 5.21	$ 4.75	$ 10.30	$ 9.33
Weighted average basic shares outstanding	1,854	1,852	1,854	1,853
Net income per diluted share	$ 5.18	$ 4.74	$ 10.25	$ 9.31
Weighted average diluted shares outstanding	1,864	1,857	1,863	1,856
Dividends per common share	$ 1.35	$ 1.20	$ 2.70	$ 1,853